LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of Land Use Rights, Net

	December 31,
	2021	2020
Altira Macau	$146,128	$146,989
City of Dreams	398,630	400,981
Studio City	652,014	655,858

	1,196,772	1,203,828
Less: accumulated amortization	(502,190)	(482,254)

Land use rights, net	$694,582	$721,574